STOCK-BASED COMPENSATION PLANS - Quebecor stock option plan price range of options (Details) - Quebecor Stock option plan	12 Months Ended
Dec. 31, 2019 $ / shares
Range of exercise price
Weighted average years to maturity	9 years 1 month 6 days
Minimum
Range of exercise price
Exercise price of outstanding options (in CAD per share)	$ 26.52
Maximum
Range of exercise price
Exercise price of outstanding options (in CAD per share)	$ 32.20